Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Disclosure of major components of tax expense (income)
The components of income tax benefit (expense) included in the determination of the profit (loss) from continuing operations comprise of:

	2020	2019
Current tax expense
Current period income tax	$64	$9
Withholding tax	66	11
Total current tax expense	$130	$20
Deferred tax expense
Origination and reversal of temporary differences	$(24,578)	$(16,287)
Adjustments for prior periods	743	2,715
Change in unrecognized deductible temporary differences	23,835	13,572
Total deferred tax expense	$—	$—

Total income tax expense	$130	$20

Disclosure of reconciliation of accounting profit
The Corporation’s effective income tax rate differs from the combined Canadian federal and provincial statutory income tax rate for companies. The principal factors causing the difference are as follows:

	2020	2019
Net loss before income taxes	$(49,339)	$(35,271)
Expected tax recovery at 27.00% (2019 – 27.00%)	$(13,322)	$(9,523)
Increase (reduction) in income taxes resulting from:
Non-deductible expenses (non-taxable income)	(3,001)	(73)
Expiry of losses and ITC	194	—
Investment tax credits earned	(3,182)	(3,126)
Foreign tax rate differences	1,668	1,304
Change in unrecognized deductible temporary differences	17,707	11,427
Other	66	11
Income taxes	$130	$20

Disclosure of temporary difference, unused tax losses and unused tax credits
At December 31, 2020, the Corporation did not recognize any deferred tax assets resulting from the following deductible temporary differences for financial statement and income tax purposes.

	2020	2019
Scientific research expenditures	$110,548	$97,340
Accrued warranty provision	1,619	6,600
Share issuance costs	19,765	238
Losses from operations carried forward	151,620	115,977
Investment tax credits	39,052	34,341
Property, plant and equipment and intangible assets	205,074	193,336
	$527,678	$447,832
The Corporation has available to carry forward the following as at December 31:

	2020	2019
Canadian scientific research expenditures	$110,548	$97,340
Canadian losses from operations	66,306	34,847
Canadian investment tax credits	39,052	34,341
German losses from operations for corporate tax purposes	457	525
U.S. federal losses from operations	47,872	51,696
Denmark losses from operations	33,441	26,405
Hong Kong losses from operations	36	33